Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses, related party	$ 1,122,233	$ 1,049,452	$ 1,074,549